N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN FIDELITY SEPARATE ACCOUNT A
Entity Central Index Key	0000005007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES	CROSS-REFERENCE(S)

Charges for Early Withdrawals.	You may withdraw money at any time during the accumulation phase. No fees are charged for withdrawals.	Surrenders and Withdrawals

You may be charged a fee for other transactions such as purchase payments. There is a one‑time Certificate Fee of $15.00 that will be deducted from your first purchase payment. There is a per payment administrative charge of $0.50. The following describes the Participant Transaction Expenses (as a percentage of purchase payments):	Fee Table; Charges

Transaction Charges.
•  Sales Charge – 3.00%*

•  Administrative Expense – 0.25%

•  Minimum Death Benefit Expense – 0.75%**

•  Deferred Sales Load – None

•  Surrender Fees – None

*   Waived for purchase payments of $2,000 or more.
**   Not applicable after age 65.

Ongoing Fees and Expenses (annual charges).	The table below describes the fees and expenses that you may pay each year. Please refer to your policy schedule for information about the specific fees you will pay.	Fee Table; Charges

Annual Fee	Minimum	Maximum

Base Contract (as a percentage of account value - only one contract class available)	0.96025%	0.96025%

Investment options (Portfolio Company fees and expenses as a percentage of net asset value-only one investment option available)	0.13%	0.13%

To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy.

Lowest Annual Cost: $1,350	Highest Annual Cost: $1,350

Assumes: • Investment of $100,000 • 5% annual appreciation • Minimum Portfolio Company fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Maximum Portfolio Company fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	You may withdraw money at any time during the accumulation phase. No fees are charged for withdrawals.
Transaction Charges [Text Block]	You may be charged a fee for other transactions such as purchase payments. There is a one‑time Certificate Fee of $15.00 that will be deducted from your first purchase payment. There is a per payment administrative charge of $0.50. The following describes the Participant Transaction Expenses (as a percentage of purchase payments):
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges).	The table below describes the fees and expenses that you may pay each year. Please refer to your policy schedule for information about the specific fees you will pay.	Fee Table; Charges

Annual Fee	Minimum	Maximum

Base Contract (as a percentage of account value - only one contract class available)	0.96025%	0.96025%

Investment options (Portfolio Company fees and expenses as a percentage of net asset value-only one investment option available)	0.13%	0.13%

To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.96025%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.96025%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.13%
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $1,350	Highest Annual Cost: $1,350

Assumes: • Investment of $100,000 • 5% annual appreciation • Minimum Portfolio Company fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Maximum Portfolio Company fees and expenses • No sales charges • No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,350
Highest Annual Cost [Dollars]	$ 1,350
Risks [Table Text Block]

	RISKS	CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.	Principal Risks of Investing in the Policy

Not a Short-Term Investment.	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.	Principal Risks of Investing in the Policy

Risks Associated with Investment Options.	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the policy (e.g., Portfolio Companies), if more than one investment option is made available in the future. Each investment option(s) (including any fixed account investment option) will have its own unique risks, and you should review the investment option(s) before making an investment decision.	Principal Risks of Investing in the Policy

Insurance Company Risks.	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.	Principal Risks of Investing in the Policy

Investment Restrictions [Text Block]	Money invested in the policy is invested exclusively in the Vanguard® VIF Total Stock Market Index Portfolio, which is currently the only investment option. We cannot guarantee that Vanguard® VIF Total Stock Market Index Portfolio will always be available for our variable annuity products. If it should not be available, we will try to replace it with a comparable fund. We reserve the right to substitute Portfolio Companies as investment options.
Optional Benefit Restrictions [Text Block]	Optional Benefits.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax‑qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	The policy is sold exclusively through investment professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer and who are compensated for selling the policy to investors with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your policy if you determine, after comparing other features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your policy or making withdrawals from your policy. Please refer to your policy for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy your policy or make a purchase payment, or surrender or make withdrawals from your policy. State premium taxes may also be deducted.
Transaction Expenses (as a percentage of purchase payments unless otherwise noted)

Sales Charge	3.00	%*
Administrative Expense	0.25%
Minimum Death Benefit Expense	0.75	%**
Per Payment Administrative Charge	$0.50
One‑time Contract Certificate Fee	$15.00
*	Waived for purchase payments of $2,000 or more.
**	Not applicable after age 65.
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including the Portfolio Company fees and expenses).
Annual Contract Expenses

	Current Fee	Maximum Fee
Base Contract Expenses (as a percentage of average account value)	0.96025%	0.96025%
The next item shows the minimum and maximum total operating expenses charged by Vanguard® VIF Total Stock Market Index Portfolio that you pay periodically during the time that you own the policy. Additional information about the Vanguard® VIF Total Stock Market Index Portfolio’s annual expenses may be found at the back of this document (see Appendix: Portfolio Company Available Under the Contract).

Annual Portfolio Company Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.13%	0.13%
Example
This example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses and Annual Portfolio Company Expenses.
The example also assumes that (i) you invest $100,000 in the policy for the time periods indicated, (ii) your investment has a 5% return each year, and (iii) the maximum fees and expenses of the Portfolio Company apply. Although your actual costs may be higher or lower, based on these assumptions, the example shows the costs you would pay. Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.

1 Year	3 Years	5 Years	10 Years
$5,082	$7,340	$9,776	$16,738

Transaction Expenses [Table Text Block]
Transaction Expenses (as a percentage of purchase payments unless otherwise noted)

Sales Charge	3.00	%*
Administrative Expense	0.25%
Minimum Death Benefit Expense	0.75	%**
Per Payment Administrative Charge	$0.50
One‑time Contract Certificate Fee	$15.00
*	Waived for purchase payments of $2,000 or more.
**	Not applicable after age 65.

Annual Contract Expenses [Table Text Block]	Annual Contract Expenses

	Current Fee	Maximum Fee
Base Contract Expenses (as a percentage of average account value)	0.96025%	0.96025%

Administrative Expense, Current [Dollars]	$ 0.50
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.96025%
Base Contract Expense (of Average Account Value), Current [Percent]	0.96025%
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.13%	0.13%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.13%
Surrender Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses and Annual Portfolio Company Expenses.
The example also assumes that (i) you invest $100,000 in the policy for the time periods indicated, (ii) your investment has a 5% return each year, and (iii) the maximum fees and expenses of the Portfolio Company apply. Although your actual costs may be higher or lower, based on these assumptions, the example shows the costs you would pay. Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.

1 Year	3 Years	5 Years	10 Years
$5,082	$7,340	$9,776	$16,738

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,082
Surrender Expense, 3 Years, Maximum [Dollars]	7,340
Surrender Expense, 5 Years, Maximum [Dollars]	9,776
Surrender Expense, 10 Years, Maximum [Dollars]	$ 16,738
Annuitize Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses and Annual Portfolio Company Expenses.
The example also assumes that (i) you invest $100,000 in the policy for the time periods indicated, (ii) your investment has a 5% return each year, and (iii) the maximum fees and expenses of the Portfolio Company apply. Although your actual costs may be higher or lower, based on these assumptions, the example shows the costs you would pay. Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.

1 Year	3 Years	5 Years	10 Years
$5,082	$7,340	$9,776	$16,738

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,082
Annuitized Expense, 3 Years, Maximum [Dollars]	7,340
Annuitized Expense, 5 Years, Maximum [Dollars]	9,776
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 16,738
No Surrender Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses and Annual Portfolio Company Expenses.
The example also assumes that (i) you invest $100,000 in the policy for the time periods indicated, (ii) your investment has a 5% return each year, and (iii) the maximum fees and expenses of the Portfolio Company apply. Although your actual costs may be higher or lower, based on these assumptions, the example shows the costs you would pay. Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.

1 Year	3 Years	5 Years	10 Years
$5,082	$7,340	$9,776	$16,738

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,082
No Surrender Expense, 3 Years, Maximum [Dollars]	7,340
No Surrender Expense, 5 Years, Maximum [Dollars]	9,776
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 16,738
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss. You can lose money by investing in the policy.
Not a Short-Term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of Vanguard® VIF Total Stock Market Index Portfolio. You should review the Vanguard® VIF Total Stock Market Index Portfolio before making an investment decision.
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays beneficiary in the event of participant’s death before receipt of annuity payments.	Standard	0.75%* (of each purchase payment).	Withdrawals may significantly reduce the benefit.
*	Not applicable after age 65.
Death Benefit
In the event of a participant’s death before receipt of annuity payments, death proceeds are payable to the person’s named beneficiary in an amount equal to:
•	the value of the participant’s account as of the valuation date (the date on which we have received both written notice of death and the beneficiary’s written instructions), or
•	if greater, and if the participant’s death occurs before age 65, 100% of the total purchase payments made by the participant, less any redemptions.
Payments normally are made within seven calendar days of receipt of notice.
If a participant dies during the annuity period, we will pay any remaining guaranteed payments to:
•	the participant’s beneficiary, or
•	the participant’s estate, if no beneficiary survives.
Any payments made to a beneficiary must be made on a payment schedule at least as rapid as that made to the participant.
A beneficiary who is the spouse of a deceased participant may choose to receive the death benefit in any form that the participant could have chosen to receive annuity payments. Federal tax law requires that annuity contracts issued after January 18, 1985 restrict the length of time over which non‑spouse beneficiaries may elect to receive death benefit proceeds. Contracts issued after January 18, 1985 provide that non‑spouse beneficiaries must either:
•	take a total distribution within five years of the death of the participant, or
•	by the end of the year following the participant’s death, begin receiving payments for a period not to exceed the expected lifetime of the beneficiary.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays beneficiary in the event of participant’s death before receipt of annuity payments.	Standard	0.75%* (of each purchase payment).	Withdrawals may significantly reduce the benefit.
*	Not applicable after age 65.

Benefits Description [Table Text Block]
Death Benefit
In the event of a participant’s death before receipt of annuity payments, death proceeds are payable to the person’s named beneficiary in an amount equal to:
•	the value of the participant’s account as of the valuation date (the date on which we have received both written notice of death and the beneficiary’s written instructions), or
•	if greater, and if the participant’s death occurs before age 65, 100% of the total purchase payments made by the participant, less any redemptions.
Payments normally are made within seven calendar days of receipt of notice.
If a participant dies during the annuity period, we will pay any remaining guaranteed payments to:
•	the participant’s beneficiary, or
•	the participant’s estate, if no beneficiary survives.
Any payments made to a beneficiary must be made on a payment schedule at least as rapid as that made to the participant.
A beneficiary who is the spouse of a deceased participant may choose to receive the death benefit in any form that the participant could have chosen to receive annuity payments. Federal tax law requires that annuity contracts issued after January 18, 1985 restrict the length of time over which non‑spouse beneficiaries may elect to receive death benefit proceeds. Contracts issued after January 18, 1985 provide that non‑spouse beneficiaries must either:
•	take a total distribution within five years of the death of the participant, or
•	by the end of the year following the participant’s death, begin receiving payments for a period not to exceed the expected lifetime of the beneficiary.

Calculation Method of Benefit [Text Block]
Death Benefit
In the event of a participant’s death before receipt of annuity payments, death proceeds are payable to the person’s named beneficiary in an amount equal to:
•	the value of the participant’s account as of the valuation date (the date on which we have received both written notice of death and the beneficiary’s written instructions), or
•	if greater, and if the participant’s death occurs before age 65, 100% of the total purchase payments made by the participant, less any redemptions.
Payments normally are made within seven calendar days of receipt of notice.
If a participant dies during the annuity period, we will pay any remaining guaranteed payments to:
•	the participant’s beneficiary, or
•	the participant’s estate, if no beneficiary survives.
Any payments made to a beneficiary must be made on a payment schedule at least as rapid as that made to the participant.
A beneficiary who is the spouse of a deceased participant may choose to receive the death benefit in any form that the participant could have chosen to receive annuity payments. Federal tax law requires that annuity contracts issued after January 18, 1985 restrict the length of time over which non‑spouse beneficiaries may elect to receive death benefit proceeds. Contracts issued after January 18, 1985 provide that non‑spouse beneficiaries must either:
•	take a total distribution within five years of the death of the participant, or
•	by the end of the year following the participant’s death, begin receiving payments for a period not to exceed the expected lifetime of the beneficiary.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: PORTFOLIO COMPANY AVAILABLE UNDER THE CONTRACT
The following Portfolio Company is available under the contract. More information about the Portfolio Company is available in the prospectus for the Portfolio Company, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑3. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Company, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. The Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Stock/Index Fund.	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub adviser: None	0.13%	23.71%	13.67%	12.37%

Prospectuses Available [Text Block]
The following Portfolio Company is available under the contract. More information about the Portfolio Company is available in the prospectus for the Portfolio Company, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑3. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Company, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. The Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Stock/Index Fund.	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Adviser: The Vanguard Group, Inc. Sub adviser: None	0.13%	23.71%	13.67%	12.37%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the policy.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.
Principal Risk [Text Block]
Not a Short-Term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the policy (e.g., Portfolio Companies), if more than one investment option is made available in the future. Each investment option(s) (including any fixed account investment option) will have its own unique risks, and you should review the investment option(s) before making an investment decision.
Principal Risk [Text Block]
Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of Vanguard® VIF Total Stock Market Index Portfolio. You should review the Vanguard® VIF Total Stock Market Index Portfolio before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Principal Risk [Text Block]
Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Stock/Index Fund.
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Portfolio Company Subadviser [Text Block]	None
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays beneficiary in the event of participant’s death before receipt of annuity payments.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[1]
Brief Restrictions / Limitations [Text Block]	Withdrawals may significantly reduce the benefit.
Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Sales Charge [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	3.00%	[2]
Other Annual Expense (of Average Account Value), Current [Percent]	3.00%	[3]
Administrative Expense [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	0.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.25%
Minimum Death Benefit Expense [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	0.75%	[4]
Other Annual Expense (of Average Account Value), Current [Percent]	0.75%	[5]
Deferred Sales Load [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Surrender Fees [Member]
Prospectus:
Surrender Charge (of Other Amount) Maximum [Percent]	0.00%

[1]	Not applicable after age 65.
[2]	Waived for purchase payments of $2,000 or more.
[3]	Waived for purchase payments of $2,000 or more.
[4]	Not applicable after age 65.
[5]	Not applicable after age 65.